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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE
                  Report for the Calendar Year or Quarter Ended:  3/31/2013
                                                                -------------
                  Check here if Amendment[ ]: Amendment Number:
                                                                -------------

                           This Amendment (Check only one):
                           [ ] is a restatement.
                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       MICHAEL R. MURPHY
            --------------------------------------------------------------------
Address:    191 NORTH WACKER DRIVE, CHICAGO, ILLINOIS 60606
            --------------------------------------------------------------------

Form 13F File Number 28-   11638
                           -----------------------------------------------------

            The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Meghan O'Callaghan
            --------------------------------------------------------------------
Title:      Associate
            --------------------------------------------------------------------
Phone:      312-265-9600
            --------------------------------------------------------------------

Signature, Place, and Date of Signing:
/s/ Meghan O'Callaghan
--------------------------------------------------------------------------------
(Signature)
Chicago, Illinois
--------------------------------------------------------------------------------
(City, State)
5/15/2013
--------------------------------------------------------------------------------
(Date)

Report Type (Check only one):
[x]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
NONE
----------------------

                             Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:
                2
       -----------

Form 13F Information Table Entry Total:
               26
       -----------

Form 13F Information Table Value Total:
       $  176,445 (thousands)
       -----------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number   Name
1        28-11635               DANIEL J. DONOGHUE
------   --------------------   -------------------------------
2        28-11637               DISCOVERY GROUP I, LLC
------   --------------------   -------------------------------

                              13F INFORMATION TABLE
                                    3/31/2013

            COLUMN 1             COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7       COLUMN 8
                                                                                                                  Voting Authority

             NAME OF             TITLE OF                  VALUE     SHRS OR   SH/ PUT/   INVESTMENT    OTHER
             ISSUER               CLASS        CUSIP     (X $1000)   PRN AMT   PRN CALL   DISCRETION   MANAGERS SOLE   SHARED   NONE
ALLIANCE HEALTHCARE SRVCS IN     COM NEW      018606202     4,988     641,979   SH       SHARED-OTHER    1, 2           641,979
ANAREN INC                         COM        032744104    15,081     777,771   SH       SHARED-OTHER    1, 2           777,771
ARTHROCARE CORP                    COM        043136100     7,550     217,215   SH       SHARED-OTHER    1, 2           217,215
ATRICURE INC                       COM        04963C209     9,686   1,223,009   SH       SHARED-OTHER    1, 2         1,223,009
CARDIOVASCULAR SYS INC DEL         COM        141619106    23,503   1,147,589   SH       SHARED-OTHER    1, 2         1,147,589
DIGITAL GENERATION INC             COM        25400B108     7,022   1,093,730   SH       SHARED-OTHER    1, 2         1,093,730
EXA CORP                           COM        300614500     2,982     313,261   SH       SHARED-OTHER    1, 2           313,261
GAIN CAP HLDGS INC                 COM        36268W100     7,865   1,763,414   SH       SHARED-OTHER    1, 2         1,763,414
GILAT SATELLITE NETWORKS LTD     SHS NEW      M51474118     1,196     209,863   SH       SHARED-OTHER    1, 2           209,863
GIVEN IMAGING                    ORD SHS      M52020100    18,773   1,148,212   SH       SHARED-OTHER    1, 2         1,148,212
GLOBECOMM SYSTEMS INC              COM        37956X103    16,569   1,379,607   SH       SHARED-OTHER    1, 2         1,379,607
HORIZON PHARMA INC                 COM        44047T109    11,371   4,195,771   SH       SHARED-OTHER    1, 2         4,195,771
INTRALINKS HLDGS INC               COM        46118H104    15,286   2,403,533   SH       SHARED-OTHER    1, 2         2,403,533
K12 INC                            COM        48273U102     2,287      94,848   SH       SHARED-OTHER    1, 2            94,848
NEOGENOMICS INC                  COM NEW      64049M209     1,115     283,360   SH       SHARED-OTHER    1, 2           283,360
NTELOS HLDGS CORP                COM NEW      67020Q305     8,686     678,041   SH       SHARED-OTHER    1, 2           678,041
OFFICIAL PMTS HLDGS INC            COM        67623R106         3         500   SH       SHARED-OTHER    1, 2               500
RESPONSYS INC                      COM        761248103    12,703   1,435,404   SH       SHARED-OTHER    1, 2         1,435,404
RUE21 INC                          COM        781295100     2,281      77,600   SH       SHARED-OTHER    1, 2            77,600
SKILLED HEALTHCARE GROUP INC      CL A        83066R107       248      37,686   SH       SHARED-OTHER    1, 2            37,686
STR HLDGS INC                      COM        78478V100       288     132,800   SH       SHARED-OTHER    1, 2           132,800
TESCO CORP                         COM        88157K101     1,325      98,935   SH       SHARED-OTHER    1, 2            98,935
U.S. AUTO PARTS NETWORK INC        COM        90343C100     1,991   1,659,008   SH       SHARED-OTHER    1, 2         1,659,008
VASCO DATA SEC INTL INC            COM        92230Y104     1,435     170,084   SH       SHARED-OTHER    1, 2           170,084
VELTI PLC ST HELIER                SHS        G93285107     1,414     710,587   SH       SHARED-OTHER    1, 2           710,587
XO GROUP INC                       COM        983772104       797      79,707   SH       SHARED-OTHER    1, 2            79,707
   TOTAL                                                  176,445  21,973,514                                        21,973,514